EMPLOYEE STOCK OWNERSHIP PLAN (Details) - EBP 017 - RTX Stock Fund shares in Thousands, $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Employee Stock Ownership Plan [Line Items]
Matching contributions in stock fund | $	$ 573
Matching contributions in stock fund (in shares) | shares	4,004